Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Effective Interest Rates On Period End Fixed Gross And Net Debt [abstract]
Nominal fixed rate	€ 1,505	€ 1,640